UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934.

For the monthly distribution period from February 1, 2012 to February 29, 2012

Commission File Number of issuing entity: 333-159392-03

WORLD OMNI AUTO RECEIVABLES TRUST 2011-B

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-133809

WORLD OMNI AUTO RECEIVABLES LLC

(Exact name of depositor as specified in its charter)

WORLD OMNI FINANCIAL CORP.

(Exact name of sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

52-2184798

(I.R.S. Employer Identification No.)

190 Jim Moran Boulevard, Deerfield Beach, FL 33442

(Address, including zip code, of principal executive offices of the issuing entity)

(954) 429-2200

(Telephone number, including area code, of the issuing entity)

Former name or former address, if changed since last report: Not applicable.

Registered/reporting pursuant to (check one):

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Asset Backed Notes, Class A-1	☐	☐	☒	☐
Asset Backed Notes, Class A-2	☐	☐	☒	☐
Asset Backed Notes, Class A-3	☐	☐	☒	☐
Asset Backed Notes, Class A-4	☐	☐	☒	☐

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☐ No ☒

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that constitute the assets of World Omni Auto Receivables Trust 2011-B for the distribution period commencing on February 1, 2012 and expiring on February 29, 2012 is set forth in the Monthly Servicer’s Certificate that is attached to this report as Exhibit 99.1, which Certificate is incorporated by reference herein. See the Sale and Servicing Agreement, Indenture and other documents filed as exhibits to the Form 8-K filed by the Trust on November 9, 2011 for a description of the transaction and defined terms used in this report and the attached Certificate.

ITEM 1121 (c) OF REGULATION AB. REPURCHASES AND REPLACEMENTS

No activity to report for the distribution period as required by Item 1121 (c) of Regulation AB.

Date of Most Recent Form ABS-15G: February 10, 2012.

Central Index Key (CIK) of Securitizer: 0001004150

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

Not applicable.

Item 3. Sales of Securities and Use of Proceeds.

Not applicable.

Item 4. Defaults Upon Senior Securities.

Not applicable.

Item 5. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 6. Significant Obligors of Pool Assets.

Not applicable.

Item 7. Significant Enhancement Provider Information.

Not applicable.

Item 8. Other Information.

Not applicable.

Item 9. Exhibits.

Exhibit 99.1.    Monthly Servicer’s Certificate for the distribution period commencing on February 1, 2012 and expiring on February 29, 2012.

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

World Omni Auto Receivables Trust 2011-B (Issuing entity)

	By:	World Omni Financial Corp. (Servicer, not in its individual capacity, but solely as Servicer on behalf of the Issuing Entity)

Date: March 28, 2012		/s/ Victor A. De Jesus
Victor A. De Jesus
Vice President, Finance and Administration /
Chief Financial Officer